RELATED PARTY TRANSACTIONS (Details) - USD ($)	Jul. 31, 2019	Jul. 31, 2018
RELATED PARTY TRANSACTIONS
Due from Related Parties	$ 0
Shenzhen Haorong Guarantee Co., Ltd. ("Haorong")
RELATED PARTY TRANSACTIONS
Due from Related Parties		$ 14,966